SUBSEQUENT EVENTS (Details) - Jul. 01, 2015 - Subsequent Event [Member] - Grow Mobile [Member] - Related Party [Domain] $ in Thousands	USD ($) item
Subsequent Event [Line Items]
Aggregate retention payments | $	$ 450
Number of semi-annual payments installment	4